                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street - 11th Floor
                                           New York, New York 10281-1008

                                                            December 15, 2006

VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

             Re:  Oppenheimer Baring Japan Fund
                  File Nos. 333-137581 and 811-21954

To the Securities and Exchange Commission:

     On behalf of  Oppenheimer  Baring  Japan  Fund  (the  "Fund"),  transmitted
herewith  for  filing  with  the   Securities  and  Exchange   Commission   (the
"Commission")  under the  Securities  Act of 1933,  as amended (the  "Securities
Act") and the  Investment  Company  Act of 1940,  as  amended  (the  "Investment
Company Act"),  is an amendment  (the  "Amendment")  to the Fund's  Registration
Statement on Form N-1A (the  "Registration  Statement")  filed on September  25,
2006.

     The  Amendment  is marked to show  changes in  response  to comments of the
Commission  Staff on the Registration  Statement.  This filing also includes our response letter to comments of the Commission Staff.

     This filing contains a delaying  amendment as indicated on the cover sheet, delaying the  effectiveness of the  Registration  Statement until the Registrant files a further  amendment  which  specifically  states  that this  Registration
Statement shall become effective,  or until such date as the Commission,  acting pursuant to Section 8(a), shall determine.

     We would be pleased to provide you with any additional  information you may require  or with  copies of any of the  materials  referred  to above.  We would appreciate  any  further  comments  the  Commission  Staff  may  have as soon as possible.  Please direct any communications  relating to this filing to Nancy S.
Vann, Esq. at  OppenheimerFunds,  Inc., Two World Financial Center,  225 Liberty
Street, New York, New York 10281, (212) 323-5089.

                                                       Sincerely,

                                                      /s/  Adrienne Ruffle
                                                      Adrienne Ruffle
                                                      Assistant Vice President
                                                       & Assistant Counsel

Attachments

cc:   Vincent J. DiStefano, Esq. Securities & Exchange Commission
      Phillip S. Gillespie, Esq.
      Mayer, Brown Rowe & Maw, LLP
      Nancy S. Vann
      Gloria LaFond